Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Stock-Based Compensation
Schedule of the stock-based compensation

	Year Ended December 31,
	2020	2021*	2022*

	(In US$ thousands)
Cost of revenues	$5,384	$8,112	$9,417
Sales and marketing	9,983	15,292	18,910
Product development	33,093	43,622	55,294
General and administrative	18,645	20,970	28,092
	$67,105	$87,996	$111,713
*	Excluded non-cash stock-based compensation of US$7.9 million and US$9.3 million to SINA employees charged through Amount due from SINA in 2021 and 2022, respectively.

Summary of the number of shares available for issuance

Shares Available
(In thousands)
December 31, 2019	15,104
Addition	—
Granted*	(3,040)
Cancelled/expired/forfeited	431
December 31, 2020	12,495
Addition	—
Granted*	(5,752)
Cancelled/expired/forfeited	692
December 31, 2021	7,435
Addition	—
Granted*	(4,642)
Cancelled/expired/forfeited	770
December 31, 2022	3,563
For the years ended December 31, 2020, 2021 and 2022, 2.5 million, 5.8 million and 1.8 million restricted share units were granted under the 2014 Plan, respectively. Options of 0.5 million, nil and 2.8 million were granted during 2020, 2021 and 2022, respectively.

Summary of option activities under the Company's stock option program

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)	(In US$)	(In years)	(In US$ thousands)
December 31, 2019	89	$3.49	0.7	$3,799
Granted	482	$32.68
Exercised	(16)	$3.47
Cancelled/expired/forfeited	(4)	$30.96
December 31, 2020	551	$28.85	5.8	$6,683
Granted	—	$—
Exercised	(105)	$12.70
Cancelled/expired/forfeited	(59)	$32.68
December 31, 2021	387	$32.68	5.6	—
Granted	2,750	$21.15
Exercised	—	$—
Cancelled/expired/forfeited	(118)	$24.12
December 31, 2022	3,019	$22.51	6.0	—

Vested and expected to vest as of December 31, 2021	351	$32.68	5.6	—
Exercisable as of December 31, 2021	82	$32.68	5.6	—

Vested and expected to vest as of December 31, 2022	2,752	$22.54	6.0	—
Exercisable as of December 31, 2022	172	$32.68	4.6	—

Schedule of stock options outstanding

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)	(In US$)	(In thousands)	(In US$)	(In years)
As of December 31, 2021
US$ 32.68	387	$32.68	82	$32.68	5.6

As of December 31, 2022
US$ 32.68	356	$32.68	172	$32.68	4.6
US$ 21.15	2,663	$21.15	—	$—	6.2
	3,019	$22.51	172	$32.68	6.0

Performance-Based Restricted Share Units without Market Condition
Stock-Based Compensation
Summary of restricted share unit activities

The following table sets forth a summary of performance-based restricted share unit activities without market condition:

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2019	59	$61.17
Awarded	46	$36.49
Vested	(54)	$60.16
Cancelled	(34)	$36.49
December 31, 2020	17	$36.49
Awarded	15	$54.08
Vested	(2)	$38.78
Cancelled	(19)	$40.63
December 31, 2021	11	$54.17
Awarded	—	$—
Vested	(9)	$54.17
Cancelled	(2)	$54.17
December 31, 2022	—	$—

Performance-Based Restricted Share Units with Market Condition
Stock-Based Compensation
Summary of restricted share unit activities

The following table sets forth a summary of performance-based restricted share unit activities with market condition:

Weighted-Average
Grant Date
	Shares Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2021	—	$—
Awarded	1,640	$8.43
Vested	—	$—
Cancelled	—	$—
December 31, 2022	1,640	$8.43

Service Based Restricted Stock Units RSU
Stock-Based Compensation
Summary of restricted share unit activities

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2019	3,512	$50.89
Awarded	2,512	$33.50
Vested	(1,307)	$49.12
Cancelled	(393)	$44.96
December 31, 2020	4,324	$41.86
Awarded	5,737	$47.95
Vested	(1,608)	$45.66
Cancelled	(614)	$44.02
December 31, 2021	7,839	$45.37
Awarded	252	$20.59
Vested	(2,330)	$47.09
Cancelled	(651)	$42.69
December 31, 2022	5,110	$43.71